Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income	$ 4,282,000	$ 3,546,000
Items not requiring (providing) cash
Depreciation and amortization	974,000	918,000
Provision for loan losses	297,000	100,000
Provision for losses on foreclosed real estate	70,000	20,000
Amortization of premiums and discounts on securities-net	135,000	(1,000)
Amortization of mortgage servicing rights	42,000	6,000
Deferred income taxes	375,000	545,000
Originations of loans held for sale	(3,064,000)	(4,424,000)
Proceeds from sale of loans held for sale	3,130,000	4,522,000
Net gains on sales of loans	(66,000)	(98,000)
Amortization of ESOP	280,000	280,000
Expense related to share-based compensation plans	287,000	163,000
Loss on sale of real estate and other repossessed assets	27,000	24,000
Increase in cash surrender value of bank-owned life insurance	(389,000)	(292,000)
Changes in
Accrued interest receivable	(660,000)	(153,000)
Other assets	589,000	(1,627,000)
Interest payable and other liabilities	(554,000)	1,038,000
Net cash provided by operating activities	5,755,000	4,567,000
Investing Activities
Purchases of available-for-sale securities	(78,117,000)	(12,248,000)
Sale of available-for-sale securities	23,865,000	7,249,000
Sale of interest-bearing time deposits	3,461,000	0
Net change in loans	(34,971,000)	(12,336,000)
Purchases of premises and equipment	(785,000)	(782,000)
Net cash received from acquisition of Powhatan Point Community Bancshares, Inc.	23,457,000	0
Proceeds from sales of foreclosed assets	543,000	71,000
Net cash used in investing activities	(62,547,000)	(18,046,000)
Financing Activities
Net increase in deposits	83,884,000	47,163,000
Proceeds of Federal Home Loan Bank advances	0	11,000,000
Repayments of Federal Home Loan Bank advances	(9,916,000)	(40,833,000)
Net change in securities sold under repurchase agreements	(3,017,000)	1,692,000
Cash dividends paid	(3,221,000)	(2,769,000)
Net cash provided by financing activities	67,730,000	16,253,000
Increase (decrease) in Cash and Cash Equivalents	10,938,000	2,774,000
Cash and Cash Equivalents, Beginning of Year	14,315,000	11,541,000
Cash and Cash Equivalents, End of Year	25,253,000	14,315,000
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	3,285,000	1,807,000
Federal income taxes paid	715,000	1,575,000
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	280,000	$ 149,000
Acquisition, liabilities were assumed
Fair value of assets acquired	62,328
Less common stock issued	4,711
Less cash paid for common stock	1,529
Less cash paid for common stock	$ 56,088